STI STAT SUP -1

Statutory Prospectus Supplement dated June 27, 2014

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class A, C, R, Y, R5 and R6 shares of the Fund listed below:

Invesco Strategic Income Fund

The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY – Management of the Fund” in the statutory prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Ivan Bakrac	Portfolio Manager	2014
Thomas Ewald	Portfolio Manager	2014
Michael Hyman	Portfolio Manager	2014
Joseph Portera	Portfolio Manager	2014
Robert Waldner	Portfolio Manager	2014”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” in the statutory prospectus:

“Investment decisions for the Fund are made by the investment management team at Invesco Senior Secured and the Adviser. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•	Ivan Bakrac, Portfolio Manager, who has been responsible for the Fund since 2014 and has been associated with Invesco and/or its affiliates since 2014. From 2005 to 2014, Mr. Bakrac was employed by Franklin Templeton and most recently served as Portfolio Manager and senior member of the firm’s quantitative strategies group.

•	Thomas Ewald, Portfolio Manager, who has been responsible for the Fund since its inception and has been associated with Invesco Senior Secured and/or its affiliates since 2000.

•	Michael Hyman, Portfolio Manager, who has been responsible for the Fund since its inception and has been associated with Invesco and/or its affiliates since 2013. From 2001 to 2013, he was employed by ING Investment Management and most recently served as Senior Vice President and Head of Investment Grade Corporate Credit.

•	Joseph Portera, Portfolio Manager, who has been responsible for the Fund since its inception and has been associated with Invesco and/or its affiliates since 2012. From 2009 to 2012, he was a Managing Director and lead Portfolio Manager at Hartford Investment Management. Prior to 2009, Mr. Portera was a senior member of the Global Fixed Income investment platform at Mackay Shields.

•	Robert Waldner, Portfolio Manager, who has been responsible for the Fund since its inception and has been associated with Invesco and/or its affiliates since 2013. From 1995 to 2013, he was employed by Franklin Templeton and most recently served as Senior Vice President.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

STI STAT SUP -1

AIF-SUP-2

Statement of Additional Information Supplement dated June 27, 2014

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, C, R, Y, R5 and R6 shares of the Funds listed below:

Invesco Global Infrastructure Fund

Invesco MLP Fund

Invesco Strategic Income Fund

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS - Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Invesco Strategic Income Fund” in Appendix F of the Statement of Additional Information. The following table reflects information as of March 31, 2014 (unless otherwise noted):

Investments

Portfolio Manager	Dollar Range of Investments in each Fund[1]	Dollar Range of Investments in Invesco pooled investment vehicles[2]	Dollar Range of all Investments in Funds and Invesco pooled investment vehicles[3]
Invesco Strategic Income Fund
Ivan Bakrac[4]	None	N/A	None
Thomas Ewald	None	N/A	$100,001-$500,000
Michael Hyman	None	N/A	$50,001-$100,000
Joseph Portera	None	N/A	$100,001-$500,000
Robert Waldner	None	N/A	$100,001-$500,000

Assets Managed

Portfolio Manager	Other Registered Investment Companies Managed (assets in millions)		Other Pooled Investment Vehicles Managed (assets in millions)		Other Accounts Managed (assets in millions)
	Number of Accounts	Assets	Number of Accounts	Assets	Number of Accounts	Assets
Invesco Strategic Income Fund
Ivan Bakrac[4]	None	None	None	None	None	None
Thomas Ewald	3	$5,348.9	None	None	None	None
Michael Hyman	4	$2,571.2	None	None	None	None

[1]	This column reflects investments in a Fund’s shares beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). Beneficial ownership includes ownership by a portfolio manager’s immediate family members sharing the same household.
[2]	This column reflects portfolio managers’ investments made either directly or through a deferred compensation or a similar plan in Invesco pooled investment vehicles with the same or similar objectives and strategies as the Fund as of the most recent fiscal year end of the Fund.
[3]	This column reflects the combined holdings from both the “Dollar Range of all Investments in Funds and Invesco pooled investment vehicles” and the “Dollar Range of Investments in each Fund” columns.
[4]	Information for the portfolio manager has been provided as of May 31, 2014.

Portfolio Manager	Other Registered Investment Companies Managed (assets in millions)		Other Pooled Investment Vehicles Managed (assets in millions)		Other Accounts Managed (assets in millions)
	Number of Accounts	Assets	Number of Accounts	Assets	Number of Accounts	Assets
Joseph Portera	3	$765.0	None	None	None	None
Robert Waldner	5	$2,347.7	None	None	None	None

2